CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net loss	$ (6,142,744)	$ (2,293,774)	$ (7,040,767)	$ (2,439,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of contingent note payable and note discounts	290,910	145,428	468,157	44,064
Depreciation and patent amortization	30,748	106,453	214,051	52,694
Patent impairment charge			1,749,664
Allowance for doubtful accounts	3,724	(26,724)	(26,724)
Reserve for inventory		63,194	185,938	58,773
(Gain) loss on settlement of debt		478,262	478,262	(105,684)
Loss on settlements from litigation				82,000
Adjustment to conversion price to induce conversion to equity	258,328
Beneficial conversion features granted			606,400
Change in fair value of derivative instruments	818,545	(862,958)	(1,709,029)	23,575
Derivative liabilities resulting from issuance of convertible notes		1,079,584
Incremental derivative liabilities	855,644		1,796,622
Common stock and warrants issued for interest				286,444
Common stock issued for debt payment extensions	357,320		45,000
Stock based compensation	2,334,320	512,303	1,287,618	542,600
Contingent compensation payable	10,590	16,667	33,333	10,186
Changes in operating assets and liabilities:
Accounts receivable	26,051	78,245	7,187	135,507
Inventory and inventory deposit	(233,363)	29,895	100,491	151,366
Deferred compensation				329,974
Prepaid expenses and other assets	25,957	(73,254)	(5,868)	10,525
Accounts payable and accrued expenses	91,946	156,069	545,625	(215,895)
Accrued interest payable	275,975	180,819	367,694	85,334
Deferred revenue	70,657	49,266
Net cash used in operating activities	(925,392)	(360,525)	(896,346)	(948,388)
Cash flow used in investing activities:
Purchase of fixed assets	(16,040)	(7,035)	(16,414)	(4,517)
Net cash used in investing activities	(16,040)	(7,035)	(16,414)	(4,517)
Cash flow from financing activities:
Proceeds from promissory notes payable	785,000		152,000
Payments on promissory notes payable		(97,837)	(142,873)	(83,871)
Proceeds from related party advances and notes payable			6,000	5,000
Payment on related party notes payable		(5,000)	(11,000)	(36,000)
Proceeds from convertible promissory notes	85,000	390,000	790,000
Obligation to issue common stock	22	(5,000)	(5,000)	5,000
Proceeds from issuance of common stock			128,200	1,066,000
Proceeds from issuance of common stock and warrants	110,000	78,200
Net cash provided by financing activities	980,022	360,363	917,327	956,129
Net increase (decrease) in cash	38,590	(7,197)	4,567	3,224
Cash and cash equivalents at beginning of period	15,924	11,357	11,357	8,133
Cash and cash equivalents at end of period	54,514	4,160	15,924	11,357
Supplemental disclosures:
Cash paid for interest	49,740	448	9,771	6,566
Cash paid for income taxes
Non-cash financing activities:
Preferred and common stock issued in settlement of debt				432,750
Conversion of convertible debentures to common stock	244,000	25,000		350,000
Conversion of convertible debentures to common stock			225,000
Common stock and warrants issued as debt discount	150,327
Deemed dividend from Series B Preferred Stock				985,000
Cancellation of shares upon issuance of convertible notes		(200,000)	(200,000)
Cancellation of warrants
Non-cash financing activities:
Common stock issued		68,000	68,000
Accrued interest
Non-cash financing activities:
Common stock issued	153,715	8,550	8,550
Deferred financing fees
Non-cash financing activities:
Common stock issued	117,589
Trade payables
Non-cash financing activities:
Common stock issued	244,800
Patent
Non-cash financing activities:
Common stock issued				18,750,000
Contingent note assumed for patent purchased, net of discount				$ 777,272